Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Leases [Abstract]
Percentage of operating locations (in hundredths)	20.00%
Initial term of operating lease, lower range	20
Initial term of operating lease, upper range	25
Cancellation option intervals related to additional terms of lease	five-year intervals
Executory costs and imputed interest	$ 122
Minimum sublease rentals	29
Charges related to facilities that were closed or relocated	20	54	90
Number of assigned leases (in number of lease)	24
Maximum potential undiscounted future payments	15
Capital Leases, Future Minimum Payments Due [Abstract]
2013	16
2014	12
2015	11
2016	11
2017	9
Later	158
Total minimum lease payments	217
Operating Leases, Future Minimum Payments Due [Abstract]
2013	2,447
2014	2,437
2015	2,385
2016	2,325
2017	2,250
Later	23,996
Total minimum lease payments	35,840
Changes in Reserve for Facility Closings and Related Lease Termination Charges [Roll Forward]
Balance - beginning of period	145	151
Provision for present value of non-cancellable lease payments of closed facilities	6	49
Assumptions about future sublease income, terminations, and changes in interest rates	(11)	(19)
Interest accretion	25	24
Cash payments, net of sublease income	(48)	(60)
Balance - end of period	117	145	151
Rent Expense, Net [Abstract]
Minimum rentals	2,585	2,506	2,218
Contingent rentals	6	9	9
Less: Sublease rental income	20	15	9
Total rental expense	$ 2,571	$ 2,500	$ 2,218